UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2021 CNY (¥) ¥ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2020 CNY (¥) ¥ / shares shares
Revenues	¥ 165,609	$ 25,650	¥ 257,018
Cost of revenues	(40,088)	(6,209)	(162,014)
Gross profit	125,521	19,441	95,004
Operating expenses
Research and development expenses	(106,219)	(16,451)	(88,371)
Sales and marketing expenses	(53,904)	(8,349)	(51,998)
General and administrative expenses	(46,692)	(7,232)	(51,520)
Total operating expenses	(206,815)	(32,032)	(191,889)
Loss from operations	(81,294)	(12,591)	(96,885)
Foreign exchange gain/(loss)	(1,504)	(233)	9
Interest income	3,330	516	2,994
Interest expense	(4,978)	(771)	(5,930)
Other income, net	13,098	2,029	7,446
Change in fair value of structured notes	20	3	920
Change in fair value of foreign currency swap contract	1,905	295	0
Loss before income taxes	(69,423)	(10,752)	(91,446)
Income tax expense	(11)	(2)	0
Net loss	(69,434)	(10,754)	(91,446)
Net loss attributable to Aurora Mobile Limited's shareholders	(69,434)	(10,754)	(91,446)
Net loss attributable to common shareholders	(69,434)	(10,754)	(91,446)
Other comprehensive (loss)/income
Foreign currency translation adjustments	654	101	(733)
Total other comprehensive (loss)/income, net of tax	654	101	(733)
Total comprehensive loss	(68,780)	(10,653)	(92,179)
Comprehensive loss attributable to Aurora Mobile Limited	(68,780)	(10,653)	(92,179)
Class A Common Shares
Operating expenses
Net loss attributable to common shareholders	¥ (54,429)	$ (8,430)	¥ (71,306)
Net loss per share for class A and class B common shares:
Common shares - basic and diluted | (per share)	¥ (0.88)	$ (0.14)	¥ (1.18)
Shares used in net loss per share computation:
Common shares - basic and diluted	61,668,577	61,668,577	60,190,846
Class B Common Shares
Operating expenses
Net loss attributable to common shareholders	¥ (15,005)	$ (2,324)	¥ (20,140)
Net loss per share for class A and class B common shares:
Common shares - basic and diluted | (per share)	¥ (0.88)	$ (0.14)	¥ (1.18)
Shares used in net loss per share computation:
Common shares - basic and diluted	17,000,189	17,000,189	17,000,189